FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

24.  FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The Corporation’s financial risk-management policies have been established in order to identify and analyze the risks faced by the Corporation, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk-management policies are reviewed regularly to reflect changes in market conditions and in the Corporation’s activities.

The Corporation uses a number of financial instruments, mainly cash and cash equivalents, restricted cash, trade receivables, contract assets, promissory note to the parent corporation, bank indebtedness, trade payables, accrued liabilities, long-term debt, lease liabilities and derivative financial instruments. As a result of its use of financial instruments, the Corporation is exposed to credit risk, liquidity risk and market risks relating to foreign exchange fluctuations and interest rate fluctuations.

In order to manage its foreign exchange and interest rate risks, the Corporation uses derivative financial instruments (i) to set in CAN dollars future payments on debts denominated in U.S. dollars (interest and principal) and certain purchases of inventories and other capital expenditures denominated in a foreign currency and (ii) to achieve a targeted balance of fixed- and floating-rate debt. The Corporation does not intend to settle its derivative financial instruments prior to their maturity as none of these instruments is held or issued for speculative purposes.

(a)	Description of derivative financial instruments
(i)	Foreign exchange forward contracts

	CAN dollar
	average
	exchange rate
	per one U.S.	Notional	Notional
Maturity	dollar	amount sold	amount bought
Less than 1 year	1.3430	$96.0	US$	71.5

(ii)	Interest rate swaps

Maturity	Notional amount	Pay/receive	Fixed rate	Floating rate
2027	$700.0	Pay fixed/ receive floating	3.503%	1‑month Bankers’ acceptance

24.  FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (continued)

(a)	Description of derivative financial instruments (continued)
(iii)	Cross-currency swaps

Hedged item	Hedging instrument
					CAN dollar
				Annual interest	exchange rate on
				rate on notional	interest and
	Period	Notional		amount in	capital payments
	covered	amount		CAN dollars	per one U.S. dollar
Secured term credit facility	1 month period	US$	1,554.0	1-month Bankers’ acceptance + 0.98%	1.3514
Secured revolving credit facility	1 month period	US$	134.0	1-month Bankers’ acceptance + 1.07%	1.3435
5.375% Senior Notes due 2024	2014 to 2024	US$	158.6	3-months Bankers’ acceptance + 2.67%	1.1034
5.375% Senior Notes due 2024	2017 to 2024	US$	441.4	5.62%	1.1039
5.125% Senior Notes due 2027	2017 to 2027	US$	600.0	4.82%	1.3407
3.625% Senior Notes due 2029	2021 to 2029	US$	500.0	4.04%	1.2109

Certain cross-currency swaps entered into by the Corporation include an option that allows each party to unwind the transaction on a specific date at the market value at that date.

(b)	Fair value of financial instruments

In accordance with IFRS 13, Fair Value Measurement, the Corporation considers the following fair value hierarchy, which reflects the significance of the inputs used in measuring its financial instruments:

●Level 1:quoted prices (unadjusted) in active markets for identical assets or liabilities;
●Level 2:inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and
●Level 3:inputs that are not based on observable market data (unobservable inputs).

The fair value of long-term debt is estimated based on quoted market prices when available or on valuation models using Level 1 and Level 2 inputs. When the Corporation uses valuation models, the fair value is estimated based on discounted cash flows using year-end market yields or the market value of similar instruments with the same maturity.

The fair value of derivative financial instruments recognized on the consolidated balance sheets is estimated as per the Corporation’s valuation models. These models project future cash flows and discount the future amounts to a present value using the contractual terms of the derivative financial instrument and factors observable in external market data, such as period-end swap rates and foreign exchange rates (Level 2 inputs). An adjustment is also included to reflect non-performance risk, impacted by the financial and economic environment prevailing at the date of the valuation, in the recognized measure of the fair value of the derivative financial instruments by applying a credit default premium, estimated using a combination of observable and unobservable inputs in the market (Level 3 inputs), to the net exposure of the counterparty or the Corporation. Derivative financial instruments are classified as Level 2.

24.  FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (continued)

(b)	Fair value of financial instruments (continued)

The carrying value and fair value of long-term debt and derivative financial instruments as of December 31, 2023 and 2022 are as follows:

	2023		2022
	Carrying	Fair	Carrying	Fair
Asset (liability)	value	value	value	value
Long-term debt[1]	$(7,645.3)	$(7,368.1)	$(5,356.6)	$(4,800.7)
Derivative financial instruments[2]
Foreign exchange forward contracts	(1.5)	(1.5)	3.4	3.4
Interest rate swaps	5.4	5.4	—	—
Cross-currency swaps	106.9	106.9	196.1	196.1
1	The carrying value of long-term debt excludes changes in the fair value of long-term debt related to hedged interest rate risk and financing costs.
2	The net fair value of derivative financial instruments designated as cash flow hedges is an asset position of $78.0 million as of December 31, 2023 ($165.5 million in 2022) and the net fair value of derivative financial instruments designated as fair value hedges is an asset position of $32.8 million as of December 31, 2023 ($34.0 million in 2022).

In 2022, the fair value of investments in preferred shares in a subsidiary of the parent corporation and loans from the parent corporation was equivalent to their initial issuance values (note 25) since these financial instruments have only been issued as part of transactions carried out for tax consolidation purposes of Quebecor Media Inc. and its subsidiaries.

(c)	Credit risk management

Credit risk is the risk of financial loss to the Corporation if a customer or counterparty to a financial asset fails to meet its contractual obligations and arises principally from amounts receivable from customers, including contract assets.

The gross carrying amounts of financial assets represent the maximum credit exposure. As of December 31, 2023, the gross carrying amount of trade receivables and contract assets, including their long-term portions, was $1,237.9 million ($742.3 million as of December 31, 2022).

In the normal course of business, the Corporation continuously monitors the financial condition of its customers and reviews the credit history of each new customer. The Corporation uses its customers’ historical terms of payment and acceptable collection periods for each customer class, as well as changes in its customers’ credit profiles, to define default on amounts receivable from customers, including contract assets.

As of December 31, 2023, no customer balance represented a significant portion of the Corporation’s consolidated trade receivables. The Corporation is using the expected credit losses method to estimate its provision for credit losses, which considers the specific credit risk of its customers, the expected lifetime of its financial assets, historical trends and economic conditions. As of December 31, 2023, the provision for expected credit losses represented 4.7% of the gross amount of trade receivables and contract assets (1.6% as of December 31, 2022), while 3.5% of trade receivables were 90 days past their billing date (2.8% as of December 31, 2022).

24.  FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (continued)

(c)	Credit risk management (continued)

The following table shows changes to the provision for expected credit losses for the years ended December 31, 2023 and 2022:

	Note	2023	2022
Balance at beginning of year		$12.1	$14.4
Changes in expected credit losses charged to income		35.6	16.3
Business acquisitions	7	36.3	—
Write-off		(25.4)	(18.6)
Balance at end of year		$58.6	$12.1

The Corporation believes that its product lines and the diversity of its customer base are instrumental in reducing its credit risk, as well as the impact of fluctuations in product-line demand. The Corporation does not believe that it is exposed to an unusual level of customer credit risk.

As a result of its use of derivative financial instruments, the Corporation is exposed to the risk of non-performance by a third party. When the Corporation enters into derivative contracts, the counterparties (either foreign or Canadian) must have credit ratings at least in accordance with the Corporation’s risk-management policy and are subject to concentration limits. These credit ratings and concentration limits are monitored on an ongoing basis, but at least quarterly.

(d)	Liquidity risk management

Liquidity risk is the risk that the Corporation will not be able to meet its contractual obligations as they fall due and the risk that its financial obligations will have to be met at excessive cost. Among other things, the Corporation manages this exposure through staggered debt maturities. The weighted average term of the Corporation’s consolidated debt was approximately 3.5 years as of December 31, 2023 (5.0 years as of December 31, 2022).

The Corporation’s management believes that cash flows and available sources of financing should be sufficient to cover committed cash requirements for acquisition of property, plant and equipment and of intangible assets (including spectrum licences), working capital, interest payments, income tax payments, repayments of debt and lease liabilities, pension plan contributions, share repurchases, and dividend payments or distributions to the shareholder. The Corporation has access to cash flows generated by its subsidiaries through dividends (or distributions) and cash advances paid by its wholly owned subsidiaries.

24.  FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (continued)

(d)	Liquidity risk management (continued)

As of December 31, 2023, material contractual obligations related to financial instruments included capital repayment and interest on long-term debt and on lease liabilities and obligations related to derivative financial instruments, less estimated future receipts on derivative financial instruments. These obligations and their maturities are as follows:

		Less than			5 years
	Total	1 year	1-3 years	3-5 years	or more
Accounts payable and accrued charges	$913.4	$913.4	$—	$—	$—
Amounts payable to affiliated corporations	91.0	91.0	—	—	—
Long-term debt[1]	7,645.3	1,480.6	1,822.0	2,230.6	2,112.1
Interest payments on long-term debt[2]	1,171.3	308.7	517.2	237.3	108.1
Lease liabilities	346.1	99.3	142.6	71.9	32.3
Interest payments on lease liabilities	59.8	17.7	25.3	11.8	5.0
Derivative financial instruments[3]	(134.6)	(87.7)	—	9.8	(56.7)
Total	$10,092.3	$2,823.0	$2,507.1	$2,561.4	$2,200.8
1	The carrying value of long-term debt excludes changes in the fair value of long-term debt related to hedged interest rate risk and financing costs.
2	Estimate of interest payable on long-term debt, based on interest rates, hedging of interest rates and hedging of foreign exchange rates as of December 31, 2023.
3	Estimated future receipts, net of future disbursements, on derivative financial instruments related to foreign exchange hedging on the principal of U.S.-dollar-denominated debt.
(e)	Market risk

Market risk is the risk that changes in market prices due to foreign exchange rates, interest rates and/or equity prices will affect the value of the Corporation’s financial instruments. The objective of market risk management is to mitigate and control exposures within acceptable parameters while optimizing the return on risk.

Foreign currency risk

Most of the Corporation’s consolidated revenues, expenses and capital expenditures, other than interest expense on U.S. - dollar - denominated debt, purchases of set - top boxes, gateways, modems, mobile devices, the payment of royalties to certain business partners or service providers and certain costs related to the development and maintenance of its mobile networks, are received or paid in CAN dollars. A significant portion of the interest, principal and premium, if any, payable on its debt is payable in U.S. dollars. The Corporation has entered into transactions to hedge the foreign currency risk exposure on its U.S. - dollar - denominated debt obligations outstanding as of December 31, 2023, and to hedge its exposure on certain purchases. Accordingly, the Corporation’s sensitivity to variations in foreign exchange rates is economically limited.

24.  FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (continued)

(e)Market risk (continued)

Foreign currency risk (continued)

The estimated sensitivity on income and on other comprehensive income, before income taxes, of a variance of $0.10 in the year-end exchange rate of CAN dollars per one U.S. dollar used to calculate the fair value of financial instruments as of December 31, 2023 is as follows:

		Other
		comprehensive
Increase (decrease)	Income	income
Increase of $0.10	$0.2	$6.7
Decrease of $0.10	(0.2)	(6.7)

A variance of $0.10 in the 2023 average exchange rate of CAN dollars per one U.S. dollar would have resulted in a variance of $5.9 million on the value of unhedged purchases of goods and services and $5.8 million on the value of unhedged acquisitions of tangible and intangible assets in 2023.

Interest rate risk

Some of the Corporation’s bank credit facilities bear interest at floating rates based on the following reference rates: (i) Bankers’ acceptance rate, (ii) SOFR, (iii) Canadian prime rate, and (iv) U.S. prime rate. The Senior Notes issued by the Corporation bear interest at fixed rates. The Corporation has entered into cross-currency swap agreements in order to manage cash flow risk exposure. As of December 31, 2023, after taking into account the hedging instruments, long-term debt was comprised of 67.9% fixed-rate debt (95.1% in 2022) and 32.1% floating-rate debt (4.9% in 2022).

The estimated sensitivity on interest payments, of a 100 basis-point variance in the year-end Canadian Bankers’ acceptance rate as of December 31, 2023 was $24.0 million.

A variance of 100 basis - points in the discount rate used to calculate the fair value of financial instruments, as of December 31, 2023, would have an immaterial impact on other comprehensive income and no impact on income.

24.  FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (continued)

(f)	Capital management

The Corporation’s primary objective in managing capital is to maintain an optimal capital base in order to support the capital requirements of its various businesses, including growth opportunities.

In managing its capital structure, the Corporation takes into account the asset characteristics of its subsidiaries and planned requirements for funds, leveraging their individual borrowing capacities in the most efficient manner to achieve the lowest cost of financing. Management of the capital structure involves the issuance and repayment of debt, the issuance and repurchase of shares, the use of cash flows generated by operations, and the level of distributions to the shareholder. The Corporation has not significantly changed its strategy regarding the management of its capital structure since the last financial year.

The Corporation’s capital structure is composed of equity, bank indebtedness, long-term debt, lease liabilities, derivative financial instruments, cash and cash equivalents and promissory note to the parent corporation. The capital structure as of December 31, 2023 and 2022 is as follows:

	2023	2022
Bank indebtedness	$—	$0.4
Long-term debt	7,609.9	5,318.3
Lease liabilities	346.1	158.3
Derivative financial instruments	(110.8)	(199.5)
Cash and cash equivalents	(8.0)	(1.8)
Promissory note to the parent corporation	(996.0)	(160.0)
Net liabilities	6,841.2	5,115.7
Equity	$155.9	$(230.8)

The Corporation is not subject to any externally imposed capital requirements other than certain restrictions under the terms of its borrowing agreements, which relate, among other things, to permitted investments, inter-corporation transactions, and the declaration and payment of dividends or other distributions.